Parent entity information (Tables)	12 Months Ended
Jun. 30, 2018
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Parent entity financial information

Set out below is the supplementary information about the parent entity.

	Parent
	2018 A$’000	2017 A$’000

Statement of profit or loss and other comprehensive income
Loss after income tax	(5,378)	(9,733)

Total comprehensive income	(5,378)	(9,733)

Statement of financial position
Total current assets	7,902	17,356
Total assets	26,818	33,894
Total current liabilities	1,714	3,538
Total liabilities	6,760	8,556
Equity
Contributed equity	31,576	193,769
Other contributed equity	464	600
Reserves	2,206	2,041
Accumulated losses	(14,188)	(171,072)

Total equity	20,058	25,338